Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily AAPL Bull 1.5X Shares (AAPU)
Direxion Daily AMZN Bull 1.5X Shares (AMZU)
Direxion Daily GOOGL Bull 1.5X Shares (GGLL)
Direxion Daily MSFT Bull 1.5X Shares (MSFU)
Direxion Daily NVDA Bull 1.5X Shares (NVDU)
Direxion Daily TSLA Bull 1.5X Shares (TSLL)
(the “Funds”)Supplement dated February 2, 2024 to the
Summary Prospectuses, Prospectus and Statement of Information (“SAI”)
each dated February 28, 2023, as last supplementedBased upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Direxion Shares ETF Trust (the “Trust”), the Board of Trustees of the Trust has approved the below changes to the Funds’ names, investment objectives, and investment strategies. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund's leverage.Effective on or around April 2, 2024, the names for the Funds will be changed as follows:Current Fund NameNew Fund NameDirexion Daily AAPL Bull 1.5X SharesDirexion Daily AAPL Bull 2X SharesDirexion Daily AMZN Bull 1.5X SharesDirexion Daily AMZN Bull 2X SharesDirexion Daily GOOGL Bull 1.5X SharesDirexion Daily GOOGL Bull 2X SharesDirexion Daily MSFT Bull 1.5X SharesDirexion Daily MSFT Bull 2X SharesDirexion Daily NVDA Bull 1.5X SharesDirexion Daily NVDA Bull 2X SharesDirexion Daily TSLA Bull 1.5X SharesDirexion Daily TSLA Bull 2X SharesCurrently, each of the Fund’s investment objectives is to seek daily leveraged investment results, before fees and expenses, of 150% of the daily performance of each Fund’s underlying security. Effective on or around April 2, 2024, each of the Funds’ investment objectives will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying security, as shown below:Fund NameUnderlying SecurityDaily Leveraged Investment ObjectiveDirexion Daily AAPL Bull 1.5X SharesApple Inc. (NASDAQ: AAPL)200%Direxion Daily AMZN Bull 1.5X SharesAmazon.com, Inc. (NASDAQ: AMZN)200%Direxion Daily GOOGL Bull 1.5X SharesAlphabet Inc. Class A (NASDAQ: GOOGL)200%Direxion Daily MSFT Bull 1.5X SharesMicrosoft Corporation (NASDAQ: MSFT)200%Direxion Daily NVDA Bull 1.5X SharesNVIDIA Corporation (NASDAQ: NVDA)200%Direxion Daily TSLA Bull 1.5X SharesTesla, Inc. (NASDAQ: TSLA)200%Because each Fund will seek to magnify the daily performance of its respective underlying security to a greater extent under its new investment objective, each Fund will have the potential for greater gains, but will also be subject to the risk of greater losses relative to the performance of each Fund's respective underlying security. Additionally, for a period longer than one day, the pursuit of daily investment goals may result in daily leveraged compounding for each Fund, which means that the return of a security over a period of time greater than one day multiplied by the Fund's daily target (200%) generally will not equal a Fund's performance over that same time period. The effects of such leveraged compounding will be greater for each Fund once its new investment objective is effective, due to the fact that each Fund will attempt to magnify the performance of its respective underlying security to a greater extent (i.e., 200% as compared to 150%).Principal Risk ChangesEffective on or around April 2, 2024 due to the change in each Fund’s investment objective, for all of the other principal risks, any and all references to 150% in the Summary Prospectuses, Prospectus and SAI are replaced with 200% and any and all references to 1.5X will be updated to 2X. The following risks will be updated as follows:Effects of Compounding and Market Volatility RiskEach Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from an underlying security’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments but has a more significant impact on leveraged funds and funds that rebalance daily.Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying security due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause the Fund to underperform the return of 200% of its underlying security in a trendless or flat market.The chart below provides examples of how volatility could affect a Fund’s performance. A security’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the security. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying security. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Funds) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the underlying security.As shown below, a Fund would be expected to lose 6.1% if its underlying security provided no return over a one year period during which its underlying security experienced annualized volatility of 25%. If its underlying security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying security’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying security for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying security, such as swaps, may differ from the volatility of a Fund's underlying security.OneYearStock200%OneYearStockVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Leverage RiskTo achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying security will be magnified. This means that, if a Fund's underlying security experiences adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Funds). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying security or may increase a Fund’s volatility.To the extent that the instruments utilized by a Fund are thinly traded or have a limited market, a Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, a Fund’s ability to issue additional Creation Units may be adversely affected. As a result, a Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread of a Fund’s shares could widen. Under such circumstances, a Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.* * * * *For more information, please contact the Funds at 866-476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion Daily NVDA Bull 15X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily AAPL Bull 1.5X Shares (AAPU)
Direxion Daily AMZN Bull 1.5X Shares (AMZU)
Direxion Daily GOOGL Bull 1.5X Shares (GGLL)
Direxion Daily MSFT Bull 1.5X Shares (MSFU)
Direxion Daily NVDA Bull 1.5X Shares (NVDU)
Direxion Daily TSLA Bull 1.5X Shares (TSLL)
(the “Funds”)Supplement dated February 2, 2024 to the
Summary Prospectuses, Prospectus and Statement of Information (“SAI”)
each dated February 28, 2023, as last supplementedBased upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Direxion Shares ETF Trust (the “Trust”), the Board of Trustees of the Trust has approved the below changes to the Funds’ names, investment objectives, and investment strategies. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund's leverage.Effective on or around April 2, 2024, the names for the Funds will be changed as follows:Current Fund NameNew Fund NameDirexion Daily AAPL Bull 1.5X SharesDirexion Daily AAPL Bull 2X SharesDirexion Daily AMZN Bull 1.5X SharesDirexion Daily AMZN Bull 2X SharesDirexion Daily GOOGL Bull 1.5X SharesDirexion Daily GOOGL Bull 2X SharesDirexion Daily MSFT Bull 1.5X SharesDirexion Daily MSFT Bull 2X SharesDirexion Daily NVDA Bull 1.5X SharesDirexion Daily NVDA Bull 2X SharesDirexion Daily TSLA Bull 1.5X SharesDirexion Daily TSLA Bull 2X SharesCurrently, each of the Fund’s investment objectives is to seek daily leveraged investment results, before fees and expenses, of 150% of the daily performance of each Fund’s underlying security. Effective on or around April 2, 2024, each of the Funds’ investment objectives will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying security, as shown below:Fund NameUnderlying SecurityDaily Leveraged Investment ObjectiveDirexion Daily AAPL Bull 1.5X SharesApple Inc. (NASDAQ: AAPL)200%Direxion Daily AMZN Bull 1.5X SharesAmazon.com, Inc. (NASDAQ: AMZN)200%Direxion Daily GOOGL Bull 1.5X SharesAlphabet Inc. Class A (NASDAQ: GOOGL)200%Direxion Daily MSFT Bull 1.5X SharesMicrosoft Corporation (NASDAQ: MSFT)200%Direxion Daily NVDA Bull 1.5X SharesNVIDIA Corporation (NASDAQ: NVDA)200%Direxion Daily TSLA Bull 1.5X SharesTesla, Inc. (NASDAQ: TSLA)200%Because each Fund will seek to magnify the daily performance of its respective underlying security to a greater extent under its new investment objective, each Fund will have the potential for greater gains, but will also be subject to the risk of greater losses relative to the performance of each Fund's respective underlying security. Additionally, for a period longer than one day, the pursuit of daily investment goals may result in daily leveraged compounding for each Fund, which means that the return of a security over a period of time greater than one day multiplied by the Fund's daily target (200%) generally will not equal a Fund's performance over that same time period. The effects of such leveraged compounding will be greater for each Fund once its new investment objective is effective, due to the fact that each Fund will attempt to magnify the performance of its respective underlying security to a greater extent (i.e., 200% as compared to 150%).Principal Risk ChangesEffective on or around April 2, 2024 due to the change in each Fund’s investment objective, for all of the other principal risks, any and all references to 150% in the Summary Prospectuses, Prospectus and SAI are replaced with 200% and any and all references to 1.5X will be updated to 2X. The following risks will be updated as follows:Effects of Compounding and Market Volatility RiskEach Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from an underlying security’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments but has a more significant impact on leveraged funds and funds that rebalance daily.Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying security due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause the Fund to underperform the return of 200% of its underlying security in a trendless or flat market.The chart below provides examples of how volatility could affect a Fund’s performance. A security’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the security. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying security. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Funds) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the underlying security.As shown below, a Fund would be expected to lose 6.1% if its underlying security provided no return over a one year period during which its underlying security experienced annualized volatility of 25%. If its underlying security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying security’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying security for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying security, such as swaps, may differ from the volatility of a Fund's underlying security.OneYearStock200%OneYearStockVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Leverage RiskTo achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying security will be magnified. This means that, if a Fund's underlying security experiences adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Funds). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying security or may increase a Fund’s volatility.To the extent that the instruments utilized by a Fund are thinly traded or have a limited market, a Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, a Fund’s ability to issue additional Creation Units may be adversely affected. As a result, a Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread of a Fund’s shares could widen. Under such circumstances, a Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.* * * * *For more information, please contact the Funds at 866-476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion Daily AAPL Bull 1.5X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily AAPL Bull 1.5X Shares (AAPU)
Direxion Daily AMZN Bull 1.5X Shares (AMZU)
Direxion Daily GOOGL Bull 1.5X Shares (GGLL)
Direxion Daily MSFT Bull 1.5X Shares (MSFU)
Direxion Daily NVDA Bull 1.5X Shares (NVDU)
Direxion Daily TSLA Bull 1.5X Shares (TSLL)
(the “Funds”)Supplement dated February 2, 2024 to the
Summary Prospectuses, Prospectus and Statement of Information (“SAI”)
each dated February 28, 2023, as last supplementedBased upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Direxion Shares ETF Trust (the “Trust”), the Board of Trustees of the Trust has approved the below changes to the Funds’ names, investment objectives, and investment strategies. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund's leverage.Effective on or around April 2, 2024, the names for the Funds will be changed as follows:Current Fund NameNew Fund NameDirexion Daily AAPL Bull 1.5X SharesDirexion Daily AAPL Bull 2X SharesDirexion Daily AMZN Bull 1.5X SharesDirexion Daily AMZN Bull 2X SharesDirexion Daily GOOGL Bull 1.5X SharesDirexion Daily GOOGL Bull 2X SharesDirexion Daily MSFT Bull 1.5X SharesDirexion Daily MSFT Bull 2X SharesDirexion Daily NVDA Bull 1.5X SharesDirexion Daily NVDA Bull 2X SharesDirexion Daily TSLA Bull 1.5X SharesDirexion Daily TSLA Bull 2X SharesCurrently, each of the Fund’s investment objectives is to seek daily leveraged investment results, before fees and expenses, of 150% of the daily performance of each Fund’s underlying security. Effective on or around April 2, 2024, each of the Funds’ investment objectives will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying security, as shown below:Fund NameUnderlying SecurityDaily Leveraged Investment ObjectiveDirexion Daily AAPL Bull 1.5X SharesApple Inc. (NASDAQ: AAPL)200%Direxion Daily AMZN Bull 1.5X SharesAmazon.com, Inc. (NASDAQ: AMZN)200%Direxion Daily GOOGL Bull 1.5X SharesAlphabet Inc. Class A (NASDAQ: GOOGL)200%Direxion Daily MSFT Bull 1.5X SharesMicrosoft Corporation (NASDAQ: MSFT)200%Direxion Daily NVDA Bull 1.5X SharesNVIDIA Corporation (NASDAQ: NVDA)200%Direxion Daily TSLA Bull 1.5X SharesTesla, Inc. (NASDAQ: TSLA)200%Because each Fund will seek to magnify the daily performance of its respective underlying security to a greater extent under its new investment objective, each Fund will have the potential for greater gains, but will also be subject to the risk of greater losses relative to the performance of each Fund's respective underlying security. Additionally, for a period longer than one day, the pursuit of daily investment goals may result in daily leveraged compounding for each Fund, which means that the return of a security over a period of time greater than one day multiplied by the Fund's daily target (200%) generally will not equal a Fund's performance over that same time period. The effects of such leveraged compounding will be greater for each Fund once its new investment objective is effective, due to the fact that each Fund will attempt to magnify the performance of its respective underlying security to a greater extent (i.e., 200% as compared to 150%).Principal Risk ChangesEffective on or around April 2, 2024 due to the change in each Fund’s investment objective, for all of the other principal risks, any and all references to 150% in the Summary Prospectuses, Prospectus and SAI are replaced with 200% and any and all references to 1.5X will be updated to 2X. The following risks will be updated as follows:Effects of Compounding and Market Volatility RiskEach Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from an underlying security’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments but has a more significant impact on leveraged funds and funds that rebalance daily.Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying security due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause the Fund to underperform the return of 200% of its underlying security in a trendless or flat market.The chart below provides examples of how volatility could affect a Fund’s performance. A security’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the security. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying security. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Funds) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the underlying security.As shown below, a Fund would be expected to lose 6.1% if its underlying security provided no return over a one year period during which its underlying security experienced annualized volatility of 25%. If its underlying security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying security’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying security for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying security, such as swaps, may differ from the volatility of a Fund's underlying security.OneYearStock200%OneYearStockVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Leverage RiskTo achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying security will be magnified. This means that, if a Fund's underlying security experiences adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Funds). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying security or may increase a Fund’s volatility.To the extent that the instruments utilized by a Fund are thinly traded or have a limited market, a Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, a Fund’s ability to issue additional Creation Units may be adversely affected. As a result, a Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread of a Fund’s shares could widen. Under such circumstances, a Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.* * * * *For more information, please contact the Funds at 866-476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion Daily TSLA Bull 1.5X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily AAPL Bull 1.5X Shares (AAPU)
Direxion Daily AMZN Bull 1.5X Shares (AMZU)
Direxion Daily GOOGL Bull 1.5X Shares (GGLL)
Direxion Daily MSFT Bull 1.5X Shares (MSFU)
Direxion Daily NVDA Bull 1.5X Shares (NVDU)
Direxion Daily TSLA Bull 1.5X Shares (TSLL)
(the “Funds”)Supplement dated February 2, 2024 to the
Summary Prospectuses, Prospectus and Statement of Information (“SAI”)
each dated February 28, 2023, as last supplementedBased upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Direxion Shares ETF Trust (the “Trust”), the Board of Trustees of the Trust has approved the below changes to the Funds’ names, investment objectives, and investment strategies. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund's leverage.Effective on or around April 2, 2024, the names for the Funds will be changed as follows:Current Fund NameNew Fund NameDirexion Daily AAPL Bull 1.5X SharesDirexion Daily AAPL Bull 2X SharesDirexion Daily AMZN Bull 1.5X SharesDirexion Daily AMZN Bull 2X SharesDirexion Daily GOOGL Bull 1.5X SharesDirexion Daily GOOGL Bull 2X SharesDirexion Daily MSFT Bull 1.5X SharesDirexion Daily MSFT Bull 2X SharesDirexion Daily NVDA Bull 1.5X SharesDirexion Daily NVDA Bull 2X SharesDirexion Daily TSLA Bull 1.5X SharesDirexion Daily TSLA Bull 2X SharesCurrently, each of the Fund’s investment objectives is to seek daily leveraged investment results, before fees and expenses, of 150% of the daily performance of each Fund’s underlying security. Effective on or around April 2, 2024, each of the Funds’ investment objectives will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying security, as shown below:Fund NameUnderlying SecurityDaily Leveraged Investment ObjectiveDirexion Daily AAPL Bull 1.5X SharesApple Inc. (NASDAQ: AAPL)200%Direxion Daily AMZN Bull 1.5X SharesAmazon.com, Inc. (NASDAQ: AMZN)200%Direxion Daily GOOGL Bull 1.5X SharesAlphabet Inc. Class A (NASDAQ: GOOGL)200%Direxion Daily MSFT Bull 1.5X SharesMicrosoft Corporation (NASDAQ: MSFT)200%Direxion Daily NVDA Bull 1.5X SharesNVIDIA Corporation (NASDAQ: NVDA)200%Direxion Daily TSLA Bull 1.5X SharesTesla, Inc. (NASDAQ: TSLA)200%Because each Fund will seek to magnify the daily performance of its respective underlying security to a greater extent under its new investment objective, each Fund will have the potential for greater gains, but will also be subject to the risk of greater losses relative to the performance of each Fund's respective underlying security. Additionally, for a period longer than one day, the pursuit of daily investment goals may result in daily leveraged compounding for each Fund, which means that the return of a security over a period of time greater than one day multiplied by the Fund's daily target (200%) generally will not equal a Fund's performance over that same time period. The effects of such leveraged compounding will be greater for each Fund once its new investment objective is effective, due to the fact that each Fund will attempt to magnify the performance of its respective underlying security to a greater extent (i.e., 200% as compared to 150%).Principal Risk ChangesEffective on or around April 2, 2024 due to the change in each Fund’s investment objective, for all of the other principal risks, any and all references to 150% in the Summary Prospectuses, Prospectus and SAI are replaced with 200% and any and all references to 1.5X will be updated to 2X. The following risks will be updated as follows:Effects of Compounding and Market Volatility RiskEach Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from an underlying security’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments but has a more significant impact on leveraged funds and funds that rebalance daily.Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying security due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause the Fund to underperform the return of 200% of its underlying security in a trendless or flat market.The chart below provides examples of how volatility could affect a Fund’s performance. A security’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the security. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying security. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Funds) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the underlying security.As shown below, a Fund would be expected to lose 6.1% if its underlying security provided no return over a one year period during which its underlying security experienced annualized volatility of 25%. If its underlying security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying security’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying security for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying security, such as swaps, may differ from the volatility of a Fund's underlying security.OneYearStock200%OneYearStockVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Leverage RiskTo achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying security will be magnified. This means that, if a Fund's underlying security experiences adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Funds). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying security or may increase a Fund’s volatility.To the extent that the instruments utilized by a Fund are thinly traded or have a limited market, a Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, a Fund’s ability to issue additional Creation Units may be adversely affected. As a result, a Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread of a Fund’s shares could widen. Under such circumstances, a Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.* * * * *For more information, please contact the Funds at 866-476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion Daily MSFT Bull 1.5X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily AAPL Bull 1.5X Shares (AAPU)
Direxion Daily AMZN Bull 1.5X Shares (AMZU)
Direxion Daily GOOGL Bull 1.5X Shares (GGLL)
Direxion Daily MSFT Bull 1.5X Shares (MSFU)
Direxion Daily NVDA Bull 1.5X Shares (NVDU)
Direxion Daily TSLA Bull 1.5X Shares (TSLL)
(the “Funds”)Supplement dated February 2, 2024 to the
Summary Prospectuses, Prospectus and Statement of Information (“SAI”)
each dated February 28, 2023, as last supplementedBased upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Direxion Shares ETF Trust (the “Trust”), the Board of Trustees of the Trust has approved the below changes to the Funds’ names, investment objectives, and investment strategies. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund's leverage.Effective on or around April 2, 2024, the names for the Funds will be changed as follows:Current Fund NameNew Fund NameDirexion Daily AAPL Bull 1.5X SharesDirexion Daily AAPL Bull 2X SharesDirexion Daily AMZN Bull 1.5X SharesDirexion Daily AMZN Bull 2X SharesDirexion Daily GOOGL Bull 1.5X SharesDirexion Daily GOOGL Bull 2X SharesDirexion Daily MSFT Bull 1.5X SharesDirexion Daily MSFT Bull 2X SharesDirexion Daily NVDA Bull 1.5X SharesDirexion Daily NVDA Bull 2X SharesDirexion Daily TSLA Bull 1.5X SharesDirexion Daily TSLA Bull 2X SharesCurrently, each of the Fund’s investment objectives is to seek daily leveraged investment results, before fees and expenses, of 150% of the daily performance of each Fund’s underlying security. Effective on or around April 2, 2024, each of the Funds’ investment objectives will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying security, as shown below:Fund NameUnderlying SecurityDaily Leveraged Investment ObjectiveDirexion Daily AAPL Bull 1.5X SharesApple Inc. (NASDAQ: AAPL)200%Direxion Daily AMZN Bull 1.5X SharesAmazon.com, Inc. (NASDAQ: AMZN)200%Direxion Daily GOOGL Bull 1.5X SharesAlphabet Inc. Class A (NASDAQ: GOOGL)200%Direxion Daily MSFT Bull 1.5X SharesMicrosoft Corporation (NASDAQ: MSFT)200%Direxion Daily NVDA Bull 1.5X SharesNVIDIA Corporation (NASDAQ: NVDA)200%Direxion Daily TSLA Bull 1.5X SharesTesla, Inc. (NASDAQ: TSLA)200%Because each Fund will seek to magnify the daily performance of its respective underlying security to a greater extent under its new investment objective, each Fund will have the potential for greater gains, but will also be subject to the risk of greater losses relative to the performance of each Fund's respective underlying security. Additionally, for a period longer than one day, the pursuit of daily investment goals may result in daily leveraged compounding for each Fund, which means that the return of a security over a period of time greater than one day multiplied by the Fund's daily target (200%) generally will not equal a Fund's performance over that same time period. The effects of such leveraged compounding will be greater for each Fund once its new investment objective is effective, due to the fact that each Fund will attempt to magnify the performance of its respective underlying security to a greater extent (i.e., 200% as compared to 150%).Principal Risk ChangesEffective on or around April 2, 2024 due to the change in each Fund’s investment objective, for all of the other principal risks, any and all references to 150% in the Summary Prospectuses, Prospectus and SAI are replaced with 200% and any and all references to 1.5X will be updated to 2X. The following risks will be updated as follows:Effects of Compounding and Market Volatility RiskEach Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from an underlying security’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments but has a more significant impact on leveraged funds and funds that rebalance daily.Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying security due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause the Fund to underperform the return of 200% of its underlying security in a trendless or flat market.The chart below provides examples of how volatility could affect a Fund’s performance. A security’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the security. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying security. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Funds) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the underlying security.As shown below, a Fund would be expected to lose 6.1% if its underlying security provided no return over a one year period during which its underlying security experienced annualized volatility of 25%. If its underlying security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying security’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying security for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying security, such as swaps, may differ from the volatility of a Fund's underlying security.OneYearStock200%OneYearStockVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Leverage RiskTo achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying security will be magnified. This means that, if a Fund's underlying security experiences adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Funds). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying security or may increase a Fund’s volatility.To the extent that the instruments utilized by a Fund are thinly traded or have a limited market, a Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, a Fund’s ability to issue additional Creation Units may be adversely affected. As a result, a Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread of a Fund’s shares could widen. Under such circumstances, a Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.* * * * *For more information, please contact the Funds at 866-476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion Daily AMZN Bull 1.5X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily AAPL Bull 1.5X Shares (AAPU)
Direxion Daily AMZN Bull 1.5X Shares (AMZU)
Direxion Daily GOOGL Bull 1.5X Shares (GGLL)
Direxion Daily MSFT Bull 1.5X Shares (MSFU)
Direxion Daily NVDA Bull 1.5X Shares (NVDU)
Direxion Daily TSLA Bull 1.5X Shares (TSLL)
(the “Funds”)Supplement dated February 2, 2024 to the
Summary Prospectuses, Prospectus and Statement of Information (“SAI”)
each dated February 28, 2023, as last supplementedBased upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Direxion Shares ETF Trust (the “Trust”), the Board of Trustees of the Trust has approved the below changes to the Funds’ names, investment objectives, and investment strategies. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund's leverage.Effective on or around April 2, 2024, the names for the Funds will be changed as follows:Current Fund NameNew Fund NameDirexion Daily AAPL Bull 1.5X SharesDirexion Daily AAPL Bull 2X SharesDirexion Daily AMZN Bull 1.5X SharesDirexion Daily AMZN Bull 2X SharesDirexion Daily GOOGL Bull 1.5X SharesDirexion Daily GOOGL Bull 2X SharesDirexion Daily MSFT Bull 1.5X SharesDirexion Daily MSFT Bull 2X SharesDirexion Daily NVDA Bull 1.5X SharesDirexion Daily NVDA Bull 2X SharesDirexion Daily TSLA Bull 1.5X SharesDirexion Daily TSLA Bull 2X SharesCurrently, each of the Fund’s investment objectives is to seek daily leveraged investment results, before fees and expenses, of 150% of the daily performance of each Fund’s underlying security. Effective on or around April 2, 2024, each of the Funds’ investment objectives will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying security, as shown below:Fund NameUnderlying SecurityDaily Leveraged Investment ObjectiveDirexion Daily AAPL Bull 1.5X SharesApple Inc. (NASDAQ: AAPL)200%Direxion Daily AMZN Bull 1.5X SharesAmazon.com, Inc. (NASDAQ: AMZN)200%Direxion Daily GOOGL Bull 1.5X SharesAlphabet Inc. Class A (NASDAQ: GOOGL)200%Direxion Daily MSFT Bull 1.5X SharesMicrosoft Corporation (NASDAQ: MSFT)200%Direxion Daily NVDA Bull 1.5X SharesNVIDIA Corporation (NASDAQ: NVDA)200%Direxion Daily TSLA Bull 1.5X SharesTesla, Inc. (NASDAQ: TSLA)200%Because each Fund will seek to magnify the daily performance of its respective underlying security to a greater extent under its new investment objective, each Fund will have the potential for greater gains, but will also be subject to the risk of greater losses relative to the performance of each Fund's respective underlying security. Additionally, for a period longer than one day, the pursuit of daily investment goals may result in daily leveraged compounding for each Fund, which means that the return of a security over a period of time greater than one day multiplied by the Fund's daily target (200%) generally will not equal a Fund's performance over that same time period. The effects of such leveraged compounding will be greater for each Fund once its new investment objective is effective, due to the fact that each Fund will attempt to magnify the performance of its respective underlying security to a greater extent (i.e., 200% as compared to 150%).Principal Risk ChangesEffective on or around April 2, 2024 due to the change in each Fund’s investment objective, for all of the other principal risks, any and all references to 150% in the Summary Prospectuses, Prospectus and SAI are replaced with 200% and any and all references to 1.5X will be updated to 2X. The following risks will be updated as follows:Effects of Compounding and Market Volatility RiskEach Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from an underlying security’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments but has a more significant impact on leveraged funds and funds that rebalance daily.Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying security due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause the Fund to underperform the return of 200% of its underlying security in a trendless or flat market.The chart below provides examples of how volatility could affect a Fund’s performance. A security’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the security. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying security. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Funds) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the underlying security.As shown below, a Fund would be expected to lose 6.1% if its underlying security provided no return over a one year period during which its underlying security experienced annualized volatility of 25%. If its underlying security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying security’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying security for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying security, such as swaps, may differ from the volatility of a Fund's underlying security.OneYearStock200%OneYearStockVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Leverage RiskTo achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying security will be magnified. This means that, if a Fund's underlying security experiences adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Funds). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying security or may increase a Fund’s volatility.To the extent that the instruments utilized by a Fund are thinly traded or have a limited market, a Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, a Fund’s ability to issue additional Creation Units may be adversely affected. As a result, a Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread of a Fund’s shares could widen. Under such circumstances, a Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.* * * * *For more information, please contact the Funds at 866-476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion Daily GOOGL Bull 1.5X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDirexion Daily AAPL Bull 1.5X Shares (AAPU)
Direxion Daily AMZN Bull 1.5X Shares (AMZU)
Direxion Daily GOOGL Bull 1.5X Shares (GGLL)
Direxion Daily MSFT Bull 1.5X Shares (MSFU)
Direxion Daily NVDA Bull 1.5X Shares (NVDU)
Direxion Daily TSLA Bull 1.5X Shares (TSLL)
(the “Funds”)Supplement dated February 2, 2024 to the
Summary Prospectuses, Prospectus and Statement of Information (“SAI”)
each dated February 28, 2023, as last supplementedBased upon the recommendation of Rafferty Asset Management, LLC, the adviser for the Funds, each a series of the Direxion Shares ETF Trust (the “Trust”), the Board of Trustees of the Trust has approved the below changes to the Funds’ names, investment objectives, and investment strategies. The changes will heighten the risk of any investment in a Fund because they will result in an increase in the Fund's leverage.Effective on or around April 2, 2024, the names for the Funds will be changed as follows:Current Fund NameNew Fund NameDirexion Daily AAPL Bull 1.5X SharesDirexion Daily AAPL Bull 2X SharesDirexion Daily AMZN Bull 1.5X SharesDirexion Daily AMZN Bull 2X SharesDirexion Daily GOOGL Bull 1.5X SharesDirexion Daily GOOGL Bull 2X SharesDirexion Daily MSFT Bull 1.5X SharesDirexion Daily MSFT Bull 2X SharesDirexion Daily NVDA Bull 1.5X SharesDirexion Daily NVDA Bull 2X SharesDirexion Daily TSLA Bull 1.5X SharesDirexion Daily TSLA Bull 2X SharesCurrently, each of the Fund’s investment objectives is to seek daily leveraged investment results, before fees and expenses, of 150% of the daily performance of each Fund’s underlying security. Effective on or around April 2, 2024, each of the Funds’ investment objectives will be changed to seek daily leveraged investment results, before fees and expenses, of 200% of the daily performance of the Fund’s underlying security, as shown below:Fund NameUnderlying SecurityDaily Leveraged Investment ObjectiveDirexion Daily AAPL Bull 1.5X SharesApple Inc. (NASDAQ: AAPL)200%Direxion Daily AMZN Bull 1.5X SharesAmazon.com, Inc. (NASDAQ: AMZN)200%Direxion Daily GOOGL Bull 1.5X SharesAlphabet Inc. Class A (NASDAQ: GOOGL)200%Direxion Daily MSFT Bull 1.5X SharesMicrosoft Corporation (NASDAQ: MSFT)200%Direxion Daily NVDA Bull 1.5X SharesNVIDIA Corporation (NASDAQ: NVDA)200%Direxion Daily TSLA Bull 1.5X SharesTesla, Inc. (NASDAQ: TSLA)200%Because each Fund will seek to magnify the daily performance of its respective underlying security to a greater extent under its new investment objective, each Fund will have the potential for greater gains, but will also be subject to the risk of greater losses relative to the performance of each Fund's respective underlying security. Additionally, for a period longer than one day, the pursuit of daily investment goals may result in daily leveraged compounding for each Fund, which means that the return of a security over a period of time greater than one day multiplied by the Fund's daily target (200%) generally will not equal a Fund's performance over that same time period. The effects of such leveraged compounding will be greater for each Fund once its new investment objective is effective, due to the fact that each Fund will attempt to magnify the performance of its respective underlying security to a greater extent (i.e., 200% as compared to 150%).Principal Risk ChangesEffective on or around April 2, 2024 due to the change in each Fund’s investment objective, for all of the other principal risks, any and all references to 150% in the Summary Prospectuses, Prospectus and SAI are replaced with 200% and any and all references to 1.5X will be updated to 2X. The following risks will be updated as follows:Effects of Compounding and Market Volatility RiskEach Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from an underlying security’s performance times the stated multiple in a Fund’s investment objective, before fees and expenses. Compounding affects all investments but has a more significant impact on leveraged funds and funds that rebalance daily.Over time, the cumulative percentage increase or decrease in the value of a Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 200% of the return of a Fund's underlying security due to the compounding effect of losses and gains on the returns of a Fund. It also is expected that a Fund's use of leverage will cause the Fund to underperform the return of 200% of its underlying security in a trendless or flat market.The chart below provides examples of how volatility could affect a Fund’s performance. A security’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the security. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in its underlying security. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in its underlying security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure for the Funds) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the underlying security.As shown below, a Fund would be expected to lose 6.1% if its underlying security provided no return over a one year period during which its underlying security experienced annualized volatility of 25%. If its underlying security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period for a Fund widens to approximately 43%.At higher ranges of volatility, there is a chance of a significant loss of value in a Fund. For instance, if an underlying security’s annualized volatility is 100%, a Fund would be expected to lose approximately 63.2% of its value, even if the cumulative return of its underlying security for the year was 0%. The volatility of ETFs or instruments that reflect the value of the underlying security, such as swaps, may differ from the volatility of a Fund's underlying security.OneYearStock200%OneYearStockVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Leverage RiskTo achieve its daily investment objective, each Fund employs leverage and is exposed to the risk that adverse daily performance of a Fund's underlying security will be magnified. This means that, if a Fund's underlying security experiences adverse daily performance, an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Funds). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with the underlying security or may increase a Fund’s volatility.To the extent that the instruments utilized by a Fund are thinly traded or have a limited market, a Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, a Fund’s ability to issue additional Creation Units may be adversely affected. As a result, a Fund’s shares could trade at a premium or discount to their NAV and/or the bid-ask spread of a Fund’s shares could widen. Under such circumstances, a Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.* * * * *For more information, please contact the Funds at 866-476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.